1382275

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	
Estimated average burden hours per response	16.00

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Thrift Management LLC

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☐ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

[redacted]

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

06062379

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Thrift Management LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
2750 Broyles Lane, Franklin, TN 37069	615-417-0646
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
Franchise company in the retail thrift business

PROCESSED
NOV 3 0 2006
THOMSON FINANCIAL

Type of Business Organization
☐ corporation
☐ business trust
☐ limited partnership, already formed
☒ limited partnership, to be formed
☐ other (please specify):

Actual or Estimated Date of Incorporation or Organization: Month 0 2 Year 0 7 ☐ Actual ☒ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) TN

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Gygi, Richard W.

Full Name (Last name first, if individual)

2750 Broyles Lane, Franklin, TN 37069

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Schiebe, Tres

Full Name (Last name first, if individual)

1011 West Main Street Franklin, TN 37064

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Holmes Lawrence M

Full Name (Last name first, if individual)

1203 Brookview Drive, Brentwood TN 37027

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $25,000

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual) None

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$1,200,000	$ 100,000
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify ______)	$	$
Total	$ 0.00 1,200,000	$ 0.00 100,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	$ 100,000
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	Common	$ 100,000
Regulation A		$
Rule 504		$
Total		$ 0.00 100,000

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$ 10,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) Travel, miscellaneous	☒	$ 10,000
Total	☐	$ 0.00 20,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." ..... $ ~~0.00~~ 1,180,000

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☒ $ 625,000	☒ $ 150,000
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify): Travel	☒ $ 70,000	☒ $ 10,000
System development	X	x 75,000
Legal, supplies, marketing, other	☒ $ 25,000	☒ $ 225,000
Column Totals	☒ $ ~~0.00~~ 720,000	☒ $ ~~0.00~~ 460,000
Total Payments Listed (column totals added)	☒ $ ~~0.00~~ 1,180,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
RICHARD W. GYGI	Richard W Gygi	11/17/06
Name of Signer (Print or Type)	Title of Signer (Print or Type) Partner	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
RICHARD W. GYGI	Richard W Gygi	11/17/06
Name (Print or Type)	**Title (Print or Type)**	
Thirtsmutt Management	Partner	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX										
1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN				1	100,000				X
TX									
UT									
VT									
VA									
WA									
WV									
WI									

APPENDIX										
1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
WY									
PR									

CONFIDENTIAL OFFERING CIRCULAR NO. ______

Dated: September 1, 2006

THRIFT MANAGEMENT, LLC
a Tennessee limited liability company
Magi Management Co., Inc.
2750 Broyles Lane
Franklin, TN 37069
(615) 417-0646

$1,200,000.00

1200 UNITS OF LLC INTERESTS
OFFERED AT $1000.00 PER SHARE

Thrift Management, LLC, a Tennessee limited liability company (the "Company") offers for sale 1200 units of non-voting membership interests, at $1000 per share. The offered units, which will represent twenty-five percent (25%) of the Company's total outstanding units, will be sold by the Company's executive officers. No underwriters will be involved and no commissions will be paid. The offering will commence on or about September 1, 2006, and will terminate on November 30, 2006, unless extended by the Company. A minimum of 500 units will be required to be purchased. Otherwise, all funds received will be returned to the investors.

	Offering Price	Selling Commissions	Proceeds to Company
Per Share	$ 1000	$ 0.00	$ 1000
Total Offering	$ 1,200,000	$ 0.00	$ 1,200,000

THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION DOES NOT PASS UPON THE MERITS OF OR GIVE ITS APPROVAL TO ANY SECURITIES OFFERED OR THE TERMS OF THE OFFERING, NOT DOES IT PASS UPON THE ACCURACY OR COMPLETENESS OF ANY OFFERING CIRCULAR OR OTHER SELLING LITERATURE. THESE SECURITIES ARE OFFERED PURSUANT TO AN EXEMPTION FROM REGISTRATION WITH THE COMMISSION; HOWEVER, THE COMMISSION HAS NOT MADE AN INDEPENDENT DETERMINATION THAT THE SECURITIES OFFERED HEREUNDER ARE EXEMPT FROM REGISTRATION.

THESE SECURITIES HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION IN RELIANCE UPON EXEMPTIONS FROM SUCH REGISTRATION SET FORTH IN THE SECURITIES ACT OF 1933. THESE

SECURITIES HAVE NOT BEEN REGISTERED WITH THE COMMISSIONER OF COMMERCE AND INSURANCE OF TENNESSEE OR ANY OTHER STATE IN RELIANCE UPON EXEMPTIONS FROM SUCH REGISTRATION SET FORTH IN THE TENNESSEE SECURITIES ACT OF 1980 AND THE LAWS OF SUCH OTHER STATES. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY THE COMMISSIONER OF COMMERCE AND INSURANCE OF TENNESSEE, OR BY ANY OTHER STATE AGENCY, AND NO REGULATORY BODY HAS PASSED UPON OR ENDORSED THE ACCURACY, ADEQUACY, OR COMPLETENESS OF THIS OFFERING CIRCULAR OR THESE SECURITIES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SECURITIES ARE SUBJECT TO RESTRICTIONS ON TRANSFERABILITY AND RESALE AND MAY NOT BE TRANSFERRED OR RESOLD EXCEPT AS PERMITTED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND THE APPLICABLE STATE SECURITIES LAWS, PURSUANT TO REGISTRATION OR EXEMPTION THEREFROM. INVESTORS SHOULD BE AWARE THAT THEY MAY BE REQUIRED TO BEAR THE FINANCIAL RISK OF THIS INVESTMENT FOR AN INDEFINITE PERIOD OF TIME.

THE COMPANY HAS AGREED TO MAKE AVAILABLE, PRIOR TO THE CONSUMMATION OF THE TRANSACTIONS CONTEMPLATED HEREIN, TO EACH OFFEREE OF UNITS OR HIS REPRESENTATIVE(S) OR BOTH, THE OPPORTUNITY TO ASK QUESTIONS OF, AND RECEIVE ANSWERS FROM THEM OR ANY PERSON ACTING ON THEIR BEHALF CONCERNING THE TERMS AND CONDITIONS OF THIS OFFERING, AND TO OBTAIN ANY ADDITIONAL INFORMATION, TO THE EXTENT THEY POSSESS SUCH INFORMATION OR CAN ACQUIRE IT WITHOUT UNREASONABLE EFFORT OR EXPENSE, NECESSARY TO VERIFY THE ACCURACY OF THE INFORMATION SET FORTH HEREIN. INQUIRIES SHOULD BE ADDRESSED TO RICHARD W. GYGI, MAGI MANAGEMENT CO., INC., 2750 BROYLES LANE, FRANKLIN, TN 37069, (615) 417-0646. NOTHING IN THIS OFFERING CIRCULAR MAY BE CONSTRUED AS LEGAL OR TAX ADVICE AND THE INVESTOR IS EXPRESSLY ADVISED NOT TO SO CONSTRUE THIS OFFERING CIRCULAR. IN MAKING AN INVESTMENT DECISION, INVESTORS MUST RELY ON THEIR OWN EXAMINATION OF THE ISSUER AND THE TERMS OF THE OFFERING, INCLUDING THE MERITS AND RISKS INVOLVED. EACH INVESTOR MUST CONSULT HIS OWN LEGAL COUNSEL, ACCOUNTANT AND OTHER ADVISORS AS TO LEGAL, TAX AND RELATED MATTERS CONCERNING THE INVESTMENT DESCRIBED HEREIN AND ITS SUITABILITY FOR HIM OR HER. THE PURCHASE OF THESE UNITS MAY NOT BE SUITABLE FOR AN INVESTOR WHO DOES NOT MEET CERTAIN NET WORTH REQUIREMENTS, OR WHO CANNOT AFFORD A NONLIQUID, SPECULATIVE INVESTMENT.

ANY ACCOUNTING PROJECTIONS CONTAINED HEREIN HAVE BEEN PREPARED ON THE BASIS OF ASSUMPTIONS AND HYPOTHESES STATED THEREIN. FUTURE OPERATING RESULTS ARE IMPOSSIBLE TO PREDICT AND NO REPRESENTATION OF ANY KIND IS MADE RESPECTING THE FUTURE ACCURACY OR COMPLETENESS OF ANY SUCH PROJECTIONS.

INVESTMENT OBJECTIVES

The purpose of this offering is to provide funding for a new limited liability company called Thrift Management, LLC (the "Company") which will be created to develop a franchise company to engage charities in the retail thrift business through replication of the ThriftSmart retail model. See "ThriftSmart Retail Franchise Model".

The proceeds of this offering will be used to build the infrastructure to help support faith-based charities as franchisees. The proceeds of the offering will provide funds to enable the Company to pre-sell interested charities and to develop operating systems for recruiting employees and volunteers, training, marketing and merchandising, point-of-sale data control, donor and retail customer development, retail site development, retail selling and revenue generation, and required documentation for the Uniform Franchise Offering Circular required by Federal law.

Management believes it can leverage its experience from opening and operating two ThriftSmart retail stores over the past 24 months to replicate its current operating model and expand by franchising the retail concept with charities that use fundraising to support their operating budgets every year.

HISTORY

Two ThriftSmart brand retail stores (www.thriftsmart.com) are currently in operation. The first store, a 10,000 sq. ft. store, was opened in Franklin, TN. in April, 2005 and the second, a 30,000 sq. ft. store, was opened in Nashville, TN. in July, 2005.

The existing stores are operated by current management under contract with Thrift Alliance, a 501C-3 non-profit organization created by management to represent the four charities who are the beneficiaries of the profits generated from ThriftSmart retail stores. The four charities include African Leadership, The Belize Project, Mercy Children's Clinic, and New Hope Academy. Management's contract with Thrift Alliance, as well as the financial statements and organizational documents creating that entity, are available to potential investors upon request, as is information relating to the four charities mentioned above.

The existing ThriftSmart stores generated $600,398 in retail revenue in nine months of the stub year of 2005 from April to December at an operating loss of $218,466 (-36%). During January through June of 2006, the stores have generated retail revenue of $486,911 and profits of $41,998 (8.6%).

Management has received inquiries from several additional charities who have expressed interest in franchising the ThriftSmart retail concept in Milwaukee, Phoenix and Nashville. There is no assurance that any of such inquires will result in the sale of franchises for the Company.

THRIFTSMART RETAIL FRANCHISE MODEL

The ThriftSmart franchise model is based on thrift stores, managed by retail operators in partnership with Christian charities, that deliver a profit stream, which can provide a reasonable return on investment and an ongoing distribution to charities to support their ministry.

Thrift Management, LLC, organized by Tres Scheibe and Richard Gygi, founders and operators of the retail operations of ThriftSmart, is a for-profit company that will operate as the Franchisor, licensing the ThriftSmart brand under agreement from The Thrift Alliance, a 501C-3 organization formed in Tennessee to operate thrift stores for charities and distribute profits to those charities.

The ThriftSmart retail concept has been and is being successfully used. ThriftSmart receives donations of gently used clothing, shoes, and household items, such as furniture, appliances, housewares, kitchen and decorative gift items, toys, bicycles and books, and other items. The items are recycled for consumer use by receiving the items and pricing them for resale in the ThriftSmart stores. Items with no retail value are recycled and sold through brokers into developing countries.

ThriftSmart stores are spacious, 10,000 to 30,000 square feet, well-lighted, and clean, located in existing retail centers with high traffic and lower and middle income demographics. The stores offer a large selection of merchandise at prices 70% to 90% below retail.

The Company intends to replicate this model in U.S. cities by developing the franchise tools and selling the concept to Christian charities who desire to become self sustaining, or to supplement their existing funding with a social enterprise that creates jobs and offers value to low and middle income families, while generating a revenue stream for their ministry. The Company, as the Franchisor, will assist the charities, as Franchisees, to develop the retail operation to support their ministry.

The Company will also assume the management of the existing ThriftSmart stores under a management agreement with The Thrift Alliance, which agreement will be assigned to the Company upon its formation.

MANAGEMENT

Thrift Management, LLC will be a newly formed limited liability company, chartered in the State of Tennessee. The officers are:

Richard W. Gygi, Chairman. Mr. Gygi has 37 years of experience in consumer companies including Hallmark Cards; Lenox Candles; Artfaire, Division of Fox Valley Corporation; CPS

Corporation, and American Greetings. At Artfaire, Dick founded the Paper Factory Stores, a successful startup in the factory outlet market, opening the first six stores. The chain was built to more than 200 stores through several changes in control, before Dick rejoined the board of Party Concepts, Inc.

After serving CPS Corporation as President for 13 years, Dick led the sale of the company to American Greetings before becoming President of PlusMark Corporation, a $240 million subsidiary and worldwide leader of seasonal gift wrap. Since 2003, Dick has led the startup of three companies, including ThriftSmart, with Tres Scheibe, all for the purpose of generating profits for charities. Dick has a BA in Management from Taylor University and an MBA in Marketing from Indiana University.

Tres Scheibe, CEO. Mr. Scheibe has 20 years of experience in companies such as AutoZone, NationsBank, and Nortel Networks. Tres joined Nortel Networks in 1991 serving as Controller of $200 million Norstar Division. After a move to marketing, Tres led a series of initiatives that drove dramatic growth, taking Norstar to number one in global market share with more than $600 million in revenue.

After twelve successful years at Nortel with roles in Finance, Marketing, Sales, and Market Development, Tres left to found his own company in the IT industry providing small businesses with IT solutions. After two years, in the IT industry, Tres decided to change directions and co-founded ThriftSmart with Richard Gygi. Tres has a BA from University of Mississippi and an MBA from Vanderbilt University.

Larry Holmes, VP Finance. Mr. Holmes has more than 40 years of experience as a financial executive with startup and public companies. From 1961-1987 Larry was engaged in a diversified multi-national experience with General Electric Company in cost accounting and financial management.

In 1987, Larry left GE to join DeVlieg-Bullard, a $94 million diversified multi-location industrial concern, where, as CFO, he directed the full range of financial services when the company more than doubled in size and went public.

From 1994-2001, Larry was CFO and VP Administration for CPS Corporation, a $130 million manufacturer of gift wrap products. From 2001 to the present, Larry has been CFO of several start-up companies.

Larry has an accounting degree from the University of Washington.

THE INVESTMENT

Plan of Offering

The amount of the offering will be a maximum of $1,200,000 with 1,200 Thrift Management Units at $1,000 each and a minimum of $500,000 or 500 Units. The minimum purchase will be

25 Units. Qualified investors may purchase additional Units in blocks of 10 Units. The Units offered will be non-voting Class B Units of the Company.

Thrift Management Units

General: The Company will be a limited liability company organized pursuant to the Laws of the State of Tennessee. Its structure and operation will be controlled by its Articles of Organization, its Operating Agreement, and the laws of the State of Tennessee.

Dividend Rights: Investors will have no distribution or dividend rights other than those set forth in its organizational documents and/or as approved by the majority of the members.

Voting Rights: Investors will have no voting rights in the operation of the Company.

Preemptive Rights: Investors will have preemptive rights to purchase future units offered by the Company, in proportion to the Units owned at the time of any future offering.

Suitability

The Units are being privately offered in reliance upon certain exemptions from registration under the Securities Act of 1933, and the Company has established certain criteria which must be satisfied before an offer or sale of any Units will be made in order to qualify this offering for such exemptions. These investor criteria include, without limitation:

a) The Investor's net worth and means of providing for current needs and personal contingencies are adequate to be able to sustain a complete loss in his or her investment in the Company, and there is no need for liquidity in the investment;

b) either alone, or with his or her Purchaser Representative, he or she has evaluated the merits and risks of the prospective investment, and has sufficient knowledge or experience in financial or business matters to do so;

c) the Investor is acquiring the Units for his or her own account for investment purposes and not with a view to resale or distribution.

d) Sales will only be made to "accredited investors, as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933 (17 C.F.R. § 230.501, as amended, and under § 48-2-102(1) of the Tennessee Code Annotated). Investors will be requested to certify that they have reviewed the definition of "accredited investor" in Tenn. Code Ann. § 48-2-102(1) and that they meet such definition.

Thrift Management has the right to refuse a subscription if it has reason to believe that this investment is not suitable for an investor.

RISK FACTORS

A potential investor should carefully consider, among other factors, the risks described below before making an investment decision. Each of the risk factors discussed hereinafter, either singularly or in combination with one another, may be sufficient to preclude the recovery of investment in the Company in whole or in part.

- Thrift Management is a development stage company, and there is no assurance that it will be successful or profitable.
- The financial forecasts contained herein are forward-looking statements based on numerous assumptions, which may not be accurate.
- The Units being offered are non-voting units, and the Investor will have no right to participate in the management of the Company.
- There is no assurance as to the number of Units that will be sold in the offering.
- There are other companies who compete with the Company, all of which have more experience with the Company's business model and are larger than the Company. There is no assurance that the Company can successfully compete with the other companies.
- There is no public market for the units and it is unlikely that any such market will develop. In addition, transferability of the units is restricted, and the holders of units may find it difficult or impossible to liquidate their investments at a time when they desire to do so. Members must, therefore, be prepared to bear the economic risk of their investment for an indefinite period of time.
- The Company has elected to be treated as a partnership under Federal Income Tax laws. Thus all income generated by the Company will be taxed pro-rata among its members, and not to the Company. There can be no assurance that the Company's cash flow will enable it to make distributions to its members sufficient to pay the tax on such income, and it is therefore possible that a member will realize income (and be liable for income tax thereon) for which no funds have been distributed or made available to pay the tax. **PROSPECTIVE INVESTORS ARE ENCOURAGED TO CONSULT WITH THEIR OWN TAX ADVISORS REGARDING THE EFFECT ON THEM OF THE PARTNERSHIP ELECTION.**

This offering is being conducted by the executive officers of the Company. **There can be no assurance that all or any of the Thrift Management Units being offered for sale will be sold.** If the escrow amount of $500,000 is not reached by November 30, 2006, the proceeds without interest will be returned to investors. The Company reserves the right to extend the offering beyond November 30, 2006 if all the units are not sold before that date.

- An investment in the Company will be illiquid.
- The offering price of the Units was set arbitrarily, and there should be no implication from such pricing that the Units now have or ever will have a market value of $1,000.00 per unit or that such Units could ever be resold for $1,000.00 per unit or at any price.

ESCROW

Since this is a best efforts private placement, there can be no assurance as to how much money will be raised. However, the Company will place all proceeds of the offering into an escrow

account and will not release such funds until at least $500,000 in subscriptions has been received and accepted by the Company. Thereafter, all of such escrowed funds and further funds received by Thrift Management will be immediately available for use by Thrift Management as set forth in this memorandum. See "Use of Funds."

SECURITY OWNERSHIP OF MANAGEMENT AND CERTAIN SIGNIFICANT UNITHOLDERS

Holder	Percentage Ownership Prior to Offering	Percentage Ownership After Offering
Stonefly Partners, LLC	50.00%	37.50%
Magi Management, LLC	50.00%	37.50%
New Members		25.00%
TOTAL	100.00%	100.00%

Stonefly Partners is a single-member LLC founded by Tres Scheibe to manage the retail operations of ThriftSmart. Magi Management is a consulting company founded by Richard Gygi. Richard is the Managing Member of Magi Management. It's only other member is Mark A. Graham. Mr. Graham takes no part in the management or administration of the affairs of Magi Management. Larry Holmes has been employed by Magi Management as a financial manager and business consultant.

Tres, Richard and Larry will be active in Thrift Management, LLC and will receive compensation as employees of Thrift Management. Thrift Management will receive compensation from The Thrift Alliance as a management fee for store operations of current and future stores.

Franchise fees and royalty income will be received by Thrift Management as a revenue stream from franchisees. Stonefly Partners and Magi Management will be eligible for dividend distributions along with New Members who purchase Units with this offering.

TRANSFER RESTRICTIONS

The Units are being offered and sold without registration under the Federal Securities Act of 1933 or the securities laws of any state. As a result, the Units will have the following restrictions on transfer:

- In order to purchase the securities offered hereby, the investor must execute an Investor Questionnaire and Subscription Agreement in which he warrants that he is purchasing the Units as an investment for his own account, and not for resale to others.
- The certificates representing the Units, when issued, shall bear a legend in substantially the following form, which may be varied to comply with exemption requirements of the various states:

THESE SECURITIES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED (THE "FEDERAL ACT"), OR THE SECURITIES LAWS OF ANY STATE, AND ARE BEING OFFERED AND SOLD IN RELIANCE ON EXEMPTIONS FROM THE REGISTRATION REQUIREMENTS OF THE FEDERAL ACT AND VARIOUS APPLICABLE STATE LAWS. FURTHER, THESE SECURITIES MAY NOT BE OFFERED FOR SALE, PLEDGED, HYPOTHECATED, SOLD, ASSIGNED, OR TRANSFERRED UNLESS SUCH TRANSFER IS UNDER CIRCUMSTANCES WHICH, IN THE OPINION OF LEGAL COUNSEL ACCEPTABLE TO THE COMPANY, DO NOT REQUIRE THAT THE SECURITIES BE REGISTERED UNDER THE FEDERAL ACT OR ANY APPLICABLE STATE SECURITIES LAWS, OR SUCH TRANSFER IS PURSUANT TO AN EFFECTIVE REGISTRATION STATEMENT UNDERTHE FEDERAL ACT OR ANY APPLICABLE STATE SECURITIES LAWS.

INSTRUCTIONS FOR SUBSCRIBING

Each person desiring to purchase Units must complete and execute the Investor Questionnaire and Subscription Agreement and submit it to the Company or its representative together with a check payable to the order of "Thrift Management, LLC" in the amount of the subscription ($1,000.00 per Unit). The minimum investment is $25,000. Additional Units may be purchased.

An investment in the Company involves a high degree of risk and is suitable only for persons of substantial financial means who have no need for liquidity in their investments. Accordingly, this offering is being made only to a limited number of investors who meet these and other requirements and who purchase Thrift Management Units without a view to public distribution or resale. To assure the Company of a prospective purchaser's suitability to purchase Thrift Management Units, each prospective investor will be required to make substantial representations as set forth in the Investor Questionnaire and Subscription Agreement.

OTHER DOCUMENTS

Copies of the documents referred to in this Memorandum or otherwise related to the Company may be inspected upon written request of any potential investor prior to the purchase of Thrift Management Units. Copies of such documents will be made available to potential investors.

[This Space Left Blank Intentionally]

Projected National Rollout

It is anticipated that the initial franchise development will take approximately 9 months to complete. Once the franchising model and training program has been developed the Company anticipates rolling out franchisees in selected cities.

As part of our licensing agreement 2% of the franchise store revenues will be paid to The Thrift Alliance for the rights to use the ThriftSmart brand and trademarks. These funds will be distributed back to the original charities as per The Thrift Alliance Charter.

Revenue	Year 1	Year 2	Year 3	Year 4	Year 5
Thrift Alliance fees	42	85	131	144	159
Franchise fees					
New stores		6	8	11	15
Total stores		6	14	25	40
Total franchise fees		120	160	220	300
Other franchise fees					
One time fees		30	40	55	75
Ongoing fees		0	0	0	0
Royalty income					
Year 1 stores		131	380	431	432
Year 2 stores		0	227	533	576
Year 3 stores		0	0	239	708
Year 4 stores		0	0	0	289
Total toyalty income	0	131	607	1,203	2,004
Total revenue	42	366	938	1,622	2,538
Less: ThriftSmart license fee	0	(33)	(152)	(301)	(752)
Gross profit	42	333	786	1,321	1,786
Expenses					
Legal	40	5	5	5	5
Training staff	0	0	50	50	50
Training mat'ls	40	12	12	12	30
System development	50	10	10	10	10
Technical support	0	6	14	25	40
Marketing	25	30	40	50	50
Sales/fundraising	56	75	75	75	75
Business consulting	56	75	75	75	75
Financial support	35	75	75	75	75
Travel	30	39	39	57	57
Office	32	46	51	81	104
Mgmt & bus dev	113	150	150	188	225
Total expenses	477	523	596	703	796
Net income	(435)	(190)	190	619	990
Cumulative net income	**(435)**	**(625)**	**(435)**	**183**	**1,173**

Each year is a Fiscal Year from July thru June
****Year 1 is a stub year from October 2006 thru June 2007***

NOTE: THE FOREGOING FIGURES ARE PROJECTIONS ONLY, AND THERE IS NO ASSURANCE THAT THEY CAN OR WILL BE ACHIEVED BY THE COMPANY.

Use of Funds

The Company will utilize the funds received from the offering to fund the following startup costs to develop, sell, and rollout the ThriftSmart franchise model. The following is a **projected** profile of the investments required:

Year One Operations = $477,000

- Training Development = $40,000
  - Review, update, and enhance ThriftSmart operations manual
  - Develop training program for franchisees – ThriftSmart U (Thrifty U)
    - Business & Management Training
    - Donor Relations / Customer Relations Systems
    - Operations – Production / Retail
  - Delivery mechanisms
    - On-site at Nashville HQ store
    - Online – web based, video & testing
- Systems Development = $50,000
  - Donor & Customer Selling Systems Development
  - POS – develop or customize Point of Sale system that will provide daily sales data & reporting back to franchisor
  - Customer Loyalty & Gift Card Management – tied in with POS & Donor Relations databases
  - Dispatch – route management
  - Donor Relations – system to maintain donor relations / database backend
- Marketing / Merchandising = $25,000
  - Program development
  - Advertising & Educational Campaigns
  - Store Layout & Fixturing plans
  - Design and printing costs
- Legal = $40,000
  - Develop UFOC / Other legal services
- Partner Development / Sales = $56,000 Management Compensation
  - Develop partnerships with retailers, real estate firms, and other targeted entities to provide value to ThriftSmart franchisees
  - Sell the ThriftSmart model to non-profits in selected cities
- Business Consulting = $56,000 Management Compensation
  - Enhance operational & management model
  - Input on training & systems development
- Store Operations & Business Development = $113 Management Compensation
  - Management of existing ThriftSmart stores
  - New store site selection and openings
  - Oversight of Training & System Development

- Financial Services = $35,000 Management Compensation
- Travel & Office Expense = $62,000

Year Two Operations = $523,000*

- Training = $12,000
  - Printed and online training resource materials
  - Training delivered by Management
- Systems – Technical Support = $16,000
  - Additional system enhancements as necessary
  - Real time technical support for franchisees
- Marketing = $30,000
  - Program support and new campaign development through the year
  - Advertising & Educational Campaigns
  - Design and printing costs
- Legal = $5,000
  - Revise & Update UFOC
- Partner Development / Sales = $75,000 Management Compensation
  - Develop partnerships with retailers, real estate firms, and other targeted entities to provide value to ThriftSmart franchisees
  - Sell the ThriftSmart model to non-profits in selected cities
- Business Consulting = $75,000 Management Compensation
  - Provide ongoing support to franchisees regarding business performance
  - Enhance operational & management model
  - Input on training & systems development
- Store Operations & Business Development = $150 Management Compensation
  - Management of existing ThriftSmart stores
  - New store site selection and openings
  - Training delivery / Working with new franchisees to develop sites
- Financial Services = $75,000 Management Compensation
- Travel & Office Expense = $85,000

*There is no assurance that these funds will be available, since the Company will begin making use of the funds when subscription or capital contribution agreements for the sum of $500,000 have been received.

INVESTORS WILL HAVE THE OPPORTUNITY, AND ARE ENCOURAGED, TO SUPPLEMENT THE INFORMATION HEREIN CONTAINED BY CALLING OR WRITING THE COMPANY WITH ANY QUESTIONS THEY MAY HAVE. INQUIRIES WILL RECEIVE A PROMPT RESPONSE, AND ALL DOCUMENTARY AND OTHER INFORMATION WHICH MAY AID AN INVESTOR IN MAKING A DECISION WHETHER TO PURCHASE THE UNITS HEREBY OFFERED WILL BE MADE AVAILABLE TO SUCH INVESTOR OR HIS REPRESENTATIVE(S). INQUIRIES SHOULD BE ADDRESSED TO:

Thrift Management, LLC
Magi Management Co., Inc.
2750 Broyles Lane
Franklin, TN 37069
Attention: Richard Gygi
Email: dgygi@comcast.net

The telephone number to be used for telephonic inquiries is (615) 417-0646.

EXHIBIT A

PURCHASER QUESTIONNAIRE

The undersigned, a prospective investor in Thrift Management, LLC, a Tennessee limited liability company (the "Company"), does hereby warrant, represent, covenant and agree with the Company as follows:

1. I am completing this questionnaire with the understanding that the promises and representations contained herein will be utilized and relied upon by the Company in determining whether I will be a suitable investor in the Company under applicable federal and state securities laws and pursuant to such other criteria as may be deemed appropriate by the Company.

2. I understand that monies paid to purchase Shares in the Company may be returned to me by the Company if, in its opinion, I am not a suitable investor. If such monies are returned, I understand that these closing documents will also be returned to me.

3. I understand that this Questionnaire will be held in confidence, except that it may be shown to relevant state or local agencies, counsel to the Company or such other parties as the Company may deem necessary for the purpose of determining my suitability as an investor.

4. I understand that the Company may require me to have a Purchaser Representative if, in its opinion and sole discretion, I am insufficiently sophisticated, experienced or knowledgeable to properly analyze this investment.

5. I understand that I must answer all of the items in this questionnaire, and that such answers shall be binding upon myself, my heirs, assignees and legal representatives. I further understand that no oral representations made by me at any time will be considered binding to the extent they are inconsistent with the contents of this questionnaire.

6. I represent that I am making this investment for my own account, and not with a view toward the resale or redistribution of my shares. I understand that there is no public or private market for the resale of my shares and I have no need for liquidity in this investment, nor do I have any reason to anticipate a material adverse change in my financial circumstances which might necessitate the sale or other transfer of my shares.

7. I represent that I am able to bear the economic risks of this investment and can afford to lose all of the funds invested, and that I have adequate means of providing for my current and anticipated future needs, including contingencies.

8. I represent that my commitment to this and other investments is reasonable in relation to my income, net worth and tax situation, and that in conjunction with my legal, tax and/or financial advisors I have determined that an investment in the Company is consistent with my overall investment objectives, economic and tax prospects.

9: I am aware of the substantial restrictions on the transfer or resale of shares imposed by the Company and by state and federal securities laws, and I agree that I will not transfer my shares unless and until such shares become registered or eligible for an exemption under the Securities Act of 1933 and any applicable state securities laws, and I understand that neither the Offering Circular nor any other document relating to this offering has been reviewed by the Securities and Exchange Commission or any state or federal regulatory agency as to its merits, accuracy or adequacy and that this offering is intended to be a private offering exempt from the registration requirements of any such agency or Act.

10. I understand that the Offering Circular represents the only offering literature relating to this offering, and no other written or oral matters should be relied upon in connection therewith except for further documentation provided by the Company. I have carefully reviewed such Circular and have consulted my legal, tax and/or financial consultants respecting this investment and all questions relating to the offering have been answered to my satisfaction by the Company or persons acting on its behalf.

11. I understand that any financial and tax projections contained in the Offering Circular are for information purposes only and are not warranted or represented by the Company to be achievable in actuality. I further understand that any and all of such benefits are contingent upon the occurrence and/or non-occurrence of certain events not within the control of the Company.

12. I understand that this investment will not generate substantial cash distributions or dividends.

13. PLEASE CHECK ONE:

(____)A. In my opinion, I have sufficient knowledge and/or experience in business and financial matters to be capable of evaluating the risks and merits of an investment in the Company. I therefore do not wish to employ the services of a Purchaser Representative, as such term is defined in Regulation D under the Securities Act, in connection with such investment. However, I understand that the Company may require that I retain a Purchaser Representative, in its sole discretion, and that the Company will not recommend or appoint such Purchaser Representative.

(____)B. I may not have sufficient knowledge and/or experience in business and financial matters so as to be capable of evaluating the risks and merits of an investment in the Company. I understand that I must therefore appoint a Purchaser Representative. I hereby appoint the following person as my Purchaser Representative, which person has not been recommended or designated by any person associated with this Offering.

Name: ________________________________ Telephone: ________________

Address: ____

Occupation: ____

Relationship to Investor: _________________________________

14. The following financial and other information is represented by me to be a true, accurate and complete statement of my financial situation as of the date these closing documents are executed. I represent that I have not failed to disclose any fact which would materially affect adversely my suitability as an investor in the Company.

I therefore make the following representations concerning my personal, financial, occupational and investment backgrounds:

INVESTOR BACKGROUND

NAME: ____________________ EMPLOYER I.D. OR SOCIAL SECURITY NO: __________

HOME ADDRESS: ________________________ TELEPHONE: __________

CITY, STATE & ZIP: ____________________ AGE: ____________

CITIZENSHIP IF NOT USA: ______________ MARITAL STATUS: ________

NAME OF JOINT INVESTOR: ______________________________

OCCUPATION/PROFESSION: _________________ POSITION: __________

PRESENT EMPLOYER: __________________ BUSINESS PHONE: __________

BUSINESS ADDRESS: ____________________________________

HIGHEST DEGREE ACHIEVED: ______________ YEAR & SCHOOL: __________

EDUCATION OR JOB TRAINING RELEVANT TO THIS INVESTMENT:

____

____

REFERENCES

A. Bank

Name: ______________________________

Branch Address: ______________________________

Contact: ______________________________

B. Accountant

Name: ______________________________

Address: ______________________________

Contact: ____________________ Telephone No.: ____________

FINANCIAL INFORMATION

A. STATEMENT OF NET WORTH

Assets

Cash, Marketable Securities and other Liquid Assets	$	____________
Home and Furnishings, Automobiles		____________
Other Real Estate at Market Value		____________
Business Ownership Interest at Market Value		____________
Personal Property (Art, Other Collections)		____________
Cash Value of Annuities, Insurance, Pensions		____________
Other Assets (Describe)		

________________		________
TOTAL ASSETS		________

<u>Liabilities</u>

Mortgages	$	________
Other Secured Personal Indebtedness		________
Unsecured Personal Indebtedness		________
Business Indebtedness (if personal liability)		________
Taxes Due		________
Contingent Claims and Liabilities		________
Other Liabilities		________
TOTAL LIABILITIES		
________		
Net Worth		________

B. CURRENT AND ANTICIPATED INCOME

Annual Gross Income for 2004	$	________
Annual Gross Income for 2005	$	________
Anticipated Gross Income for 2006	$	________

Do you anticipate Gross Income for 2006-2007, as compared with 2005 Gross Income, to be
(_____) Higher; (_____) Similar; (_____) Lower.

BUSINESS AND FINANCIAL EXPERIENCE

1. Have you previously participated in the private placement of securities?

(____) No

(____) Yes. Describe: ______________________________

____

2. Have you previously invested in "tax-sheltered" or "tax-preferred" investments?

(____) No

(____) Yes. Describe: ______________________________

____

3. Have you previously advised others regarding financial and investment matters which you believe would bear upon an investment in the Company?

(____) No

(____) Yes. Describe: ______________________________

____

4. Do you have other investment experience which you believe would bear upon your ability to evaluate the risks and merits of an investment in the Company?

(____) No

(____) Yes. Describe: ______________________________

____

5. Do you have business experience which you believe would bear upon your ability to evaluate the risks and merits of an investment in the Company?

(____) No

(____) Yes. Describe: ______________________________

____

6. Do you have any other training or experience which you believe is relevant to your ability to evaluate the risks and merits of an investment in the Company?

( ) No

( ) Yes. Describe: ______________________________

____

THE UNDERSIGNED INVESTOR HEREBY CERTIFIES THAT HE HAS READ AND CONCURS WITH THE CONTENTS OF THE FOREGOING PURCHASER QUESTIONNAIRE; THAT SUCH CONTENTS ARE TRUE AND COMPLETE TO THE BEST OF HIS KNOWLEDGE; AND THAT THE JOINT INVESTOR (IF ANY) HAS READ SAME AND JOINS IN SUCH CERTIFICATION.

IN WITNESS WHEREOF, the undersigned has executed this document on the date set opposite his name.

Date: __________ ______________________________
Signature of Investor

Date: __________ ______________________________
Signature of Joint Investor (if any)

STATE OF ____________
COUNTY OF ____________

Personally appeared before me, an official Notary Public of the said county and state, ____________, with whom I am personally acquainted, and who upon oath acknowledged her/himself to be the within named bargainor and that the representations contained in the foregoing Purchaser Questionnaire are true.

WITNESS MY HAND, at office, this __________ day of ________________, 2006.

____
Notary Public

My Commission Expires: ________________

EXHIBIT B

PURCHASER REPRESENTATIVE QUESTIONNAIRE

The undersigned, wishing to act as a Purchaser Representative, as such term is defined in regulation D promulgated under the Securities Act of 1933 ("Regulation D"), hereby makes the following representations to Thrift Management, LLC (the "Company") for the purpose of setting forth his qualifications as such Purchaser Representative. It is understood that the contents of this Questionnaire are confidential and will be disclosed only to the Company, counsel and/or such government agencies as may be deemed necessary by these parties to verify that the undersigned is so qualified.

1. I propose to represent the following prospective investor in the Company:

Name: ____

Address: ____

2. I represent that, together with the above prospective investor, I have sufficient knowledge and experience in business and financial matters to properly analyze the risks and merits of an investment by such prospective investor in the Company.

3. To document the foregoing representation, the following information is presented to the Company and represented to be true and accurate:

PERSONAL INFORMATION

NAME: ____________________ SOCIAL SECURITY NUMBER: ____________

HOME ADDRESS: ______________________ TELEPHONE NUMBER: _________

CITY, STATE & ZIP: __________________ CITIZENSHIP IF NOT USA:

____

AGE: _______MARITAL STATUS: ________ NAME OF JOINT INVESTOR:

____

OCCUPATION/PROFESSION: ________________ POSITION: ____________

PRESENT EMPLOYER: ____________________ BUSINESS PHONE: _________

BUSINESS ADDRESS: ____

HIGHEST DEGREE ACHIEVED: ________ YEAR & SCHOOL: ______________

PROFESSIONAL LICENSES HELD: ______________________________

RELATIONSHIP TO INVESTOR: ____________ YEARS KNOWN: ________

4. Are there any material relationships which exist now, have existed within the previous two years, or are presently contemplated between yourself (and any person controlled by or controlling you) and the Company or any affiliate of either of them, a material relationship being defined as any relationship a prospective investor might consider important in deciding whether or not to appoint or acknowledge someone as his Purchaser Representative?

(______) No

(______) Yes. Describe: ________________________

____

5. Do you have experience investing in, or advising clients as to investing in, private placements?

(______) No

(______) Yes. Describe: ________________________

____

6. Do you have experience in business or investments as an investment advisor, trustee, executor, guardian or other fiduciary capacity?

(______) No

(______) Yes. Describe: ________________________

____

7. Do you have other business, financial or investment experience which you believe qualifies you to evaluate the risks and merits of an investment in the Company?

(______) No

(______) Yes. Describe: ________________________

____

8. Have there been any or are there now any lawsuits, claims, administrative orders or consent orders, disciplinary actions, criminal proceedings, or other proceedings of any type against you (or any entity under your control) by reason of any alleged or actual violation of federal or state securities laws, violation of any fiduciary duty, or crime involving moral turpitude?

(_______) No

(_______) Yes. Describe: ________________________________

____

9. Have you relied in part upon the expertise of the prospective investor or any other party in connection with said prospective investor's offer to purchase Shares in the Company?

(_______) No

(_______) Yes. Describe: ________________________________

____

10. I hereby make the following further representations to the Company:

(a) I have reviewed the Offering Circular of the Company and have had an opportunity to inspect all documents relating to an investment in the Company and to ask questions of persons authorized to speak on behalf of the Company; and I am satisfied that I have had full disclosure through all these means of all information I deem material and relevant to my analysis of this investment.

(b) In evaluating the merits and risks of this offering, I have relied solely upon the Offering Circular and the information supplied by the means set forth in the preceding Paragraph.

(c) The information contained in this Questionnaire is true, correct and complete to the best of my knowledge and may be relied upon by the Company in determining whether I am qualified to act as a Purchaser Representative with respect to this offering, and I agree to notify such parties of any material changes in such information occurring or involving events alleged to have occurred prior to the closing of the offering.

(d) I have disclosed to the prospective investor, prior to his execution of his Purchaser Questionnaire submitted herewith, any material relationship which may exist between any of my affiliates or myself and the Company, or any of its affiliates, or which may have existed within the past two years or are contemplated to exist in the future.

(e) I have disclosed to the prospective investor, prior to his execution of his Purchaser Questionnaire, any compensation which I may have received or may hereafter receive as a result of any relationship referred to in the preceding Paragraph, or any compensation which I may receive in connection with the prospective investor's proposed purchase of Shares in the Company.

(f) Neither myself nor any of my affiliates are officers, directors, or employees or are in any other way affiliated with the Company, nor do we beneficially own ten percent (10%) or more of the Company's equity securities.

(g) Upon my approval by the Company, I will commence to serve as Purchaser Representative to the prospective investor.

IN WITNESS WHEREOF, the undersigned has executed this Questionnaire on the ____ day of ______________, 2006.

____
Purchaser Representative

STATE OF ____________
COUNTY OF ____________

Personally appeared before me, an official Notary Public of the said county and state, ___________, with whom I am personally acquainted, and who upon oath, acknowledged her/himself to be the bargainor, and that the statements contained in the foregoing Purchaser Representative Questionnaire are true.

WITNESS MY HAND, at office, this __________ day of __________________, 2006.

____
Notary Public

My Commission Expires: __________________

EXHIBIT C

SUBSCRIPTION AGREEMENT

THRIFT MANAGEMENT, LLC

This executed Subscription Agreement shall constitute a subscription for ________ fully paid and non-assessable capital units ("Units"), at a purchase price of $1000 per unit, of Thrift Management, LLC, a Tennessee limited liability company (the "Company"). The purchase price for the Units shall be paid in cash upon execution of this Agreement.

This Subscription Agreement must be completed in its entirety by the subscriber and, by the execution hereof, the Subscriber acknowledges that he understands that the Company is relying upon the accuracy and completeness hereof in complying with its obligations under applicable securities laws, the Articles of Organization, the Operating Agreement of the Company and this Subscription Agreement.

The undersigned, as evidenced by his execution of this Subscription Agreement, warrants and covenants that:

1. He has received and read the Offering Circular dated September 1, 2006, to which this Subscription Agreement is attached and all Exhibits thereto and is familiar with all of the terms and provisions thereof. The undersigned hereby adopts, accepts, and agrees, provided that this Subscription is accepted by the Company, to be bound by all the terms and provisions of the Articles of Organization and Operating Agreement of the Company, and to perform all obligations and duties therein imposed upon a Subscriber with respect to the Units herein subscribed for.

2. He has sufficient knowledge and experience in business and financial matters, or competent professional advice concerning the Company, to evaluate the risks of his prospective investment in the Company.

3. He is either (a) an "accredited investor" as defined under Regulation D (as promulgated by the United States Securities and Exchange Commission), and (b) sufficiently experienced or knowledgeable in the evaluation of investments of this type to properly analyze same, or (c) together with his Purchaser Representative, possesses such sufficient knowledge and

experience. He has reviewed the definition of "accredited investor" in TENN. CODE ANN. §48-2-102(1) and he meets such definition.

4. He has a net worth, together with his spouse (if any) and exclusive of home, furnishings and automobiles, of at least $1,000,000 and/or had an individual income in excess of $200,000 in each of the two most recent years or joint income with his spouse in excess of $300,000 in each of those years and has a reasonable expectation of reaching the same income level in the current year.

5. He is able to bear the economic risks of this investment and can afford to lose all of the funds invested. He understands that there will be no tax benefits arising from this investment.

6. An investment in the Company is consistent with his overall investment needs and objectives.

7. His commitment to non-marketable securities and other investments similar to the Units is reasonable in relation to his overall financial situation and future prospects.

8. He understands that any economic projections contained in the Offering Circular are for informational purposes only and are not warranted or represented by the Company to be achievable in actuality.

9. He understands that he has had and continues to have the opportunity, personally or through his representative(s), to obtain, from the Company and/or its officers and directors, any

additional information necessary to evaluate the merits and risks of this proposed investment and he has concluded, based on the information presented to him, his own understanding of investments of this nature, and of this investment in particular, and the advice of such consultants as he has deemed appropriate, that he wishes to subscribe for the number of Units indicated above.

10. He understands that the Units being acquired have not been registered under the Federal Securities Act of 1933 or the Tennessee Securities Act of 1980 or under the laws of any other state, and therefore, that he must bear the economic risk of this investment for an indefinite period of time since the Units cannot be sold or offered for sale unless they are subsequently

registered or an exemption from such registration is available. He further understands that there is no market for the resale of the Units, and that none is likely to develop.

11. He understands that the records of the Company will indicate the restrictions on transferability and sale noted above. In the event the Company determines to accept this Subscription, in whole or in part, the undersigned agrees that he will not dispose of any of his Units except in a manner and fashion which is in total compliance with all applicable federal and state securities laws and unless and until:

(a) Counsel to the Company shall have determined that such disposition is permissible under the Offering Circular and does not violate the Securities Act of 1933 and the rules and regulations of the Securities and Exchange Commission, or any applicable state securities laws or regulations; or

(b) The Units have been validly registered under the Securities Act of 1933 and any applicable state blue sky or securities laws.

12. He is the sole party in interest in his participation in this Subscription and is acquiring the Units solely for investment for his own account; he has no present agreement, understanding intent, or arrangement to subdivide, sell, assign, or distribute or transfer any part of all of his Units, or any interest therein, to any other person. He further represents that he has adequate means to provide for his current needs and personal contingencies and has no need for liquidity with respect to his investment in the Units.

13. He understands and agrees that this Subscription is subject to each of the following terms and conditions:

(a) Any Units issued on account of this Subscription will be issued in the name of and delivered only to the undersigned; and

(b) This Subscription may not be terminated or revoked by the undersigned without the prior written consent of the Company.

14. He is also aware of and understands that the Company has only recently been organized and has no financial or operating history and that the Units are highly speculative investments which involve a high degree of risk of loss by him of his entire investment. In this connection, he has carefully considered the entire Offering Circular, noting specifically the "Risk Factors" set forth therein.

15. He is familiar with the Rules promulgated by the Securities and Exchange Commission under the Securities Act of 1933 and particularly Regulation D thereunder and, to the best of his knowledge, his Subscription is consistent with the exemptions described therein. As required by those Rules, he understands that his signature to this Subscription Agreement also constitutes his signed written agreement that the Units he acquires will not be sold without registration under the Act or an exemption therefrom.

16. He understands and intends that others, the Company, and its officers and directors will rely upon the representations made by him in this Subscription agreement and related documents and they are fully entitled to rely upon each and all of the same without further inquiry. The undersigned agrees to save and hold the Company and its directors, officers and agents harmless from any loss or expense incurred by any of them by reason of their reliance hereupon.

17. He understands and acknowledges that all documents, records and books pertaining to this investment have been made available for inspection by him, his attorney, his accountant, and/or his other representatives and that the books and records of the Company will be available, upon reasonable notice, for inspection during reasonable business hours at its principal place of business, or that copies will be mailed to him upon his request at the expense of the Company.

18. He has not been furnished any offering literature or materials other than the Offering Circular and the documents attached thereto, and he and his representatives have relied only on the information contained in that Circular and those attached documents and no other statements or representations have been made to him by any person in connection with the Units.

19. He is an individual citizen of the United States of America.

20. RESIDENTS OF THE STATE OF FLORIDA ARE HEREBY NOTIFIED THAT, IF SALES ARE MADE TO FIVE OR MORE PERSONS IN THAT STATE, ANY SALE MADE IN THAT STATE IS VOIDABLE BY THE PURCHASER EITHER WITHIN THREE (3) DAYS AFTER THE FIRST TENDER OF CONSIDERATION IS MADE BY SUCH PURCHASER TO THE COMPANY, AN AGENT OF THE COMPANY OR AN ESCROW AGENT OR WITHIN THREE (3) DAYS AFTER THE AVAILABILITY OF THIS

PRIVILEGE IS COMMUNICATED TO SUCH PURCHASER, WHICHEVER OCCURS LATER. THIS STATEMENT CONSTITUTES NOTICE OF THE PRIVILEGE.

21. He understands that the Company has elected to be taxed as a partnership under Federal Tax Laws, and that as a Unit owner he will be subject to individual income tax on his pro-rata share of the Company's income (if any), whether such income is distributed to him or not. He may therefore be required to make funds available to pay such tax from sources other than company distributions.

22. He understands that the value of his Units are based on the Company's ability to sell a marketing concept, and in making his investment decision he has placed no reliance on the value of the assets or net worth of the Company. He believes that such assets or net worth are not material to an understanding of the issuer, its business, or the securities being sold.

Number of Units: ______________

($1000/Unit) Total Investment: ______________

SUBSCRIBER

______________________________ ______________________________
Name (Please Print) (Signature)

Residence Address: Date Signed: ____________________

______________________________ Telephone Numbers:
(Include Area Code)
______________________________ Business: ____________________

Mailing Address:
(If Different) Residence: ____________________

______________________________ Tax I.D. or S.S. Number:

______________________________ ______________________________

JOINT SUBSCRIBER

______________________________	______________________________
Name (Please Print)	(Signature)
Residence Address:	Date Signed: ____________________
______________________________	Telephone Numbers: (Include Area Code)
______________________________	Business: ____________________
Mailing Address: (If Different)	Residence: ____________________
______________________________	Tax I.D. or S.S. Number:
______________________________	______________________________

THIS DOCUMENT MUST BE ACKNOWLEDGED USING ONE OF THE FOLLOWING FORMS:

[Individual(s)]

STATE OF ______________
COUNTY OF ______________

Personally appeared before me, an official Notary Public of the said county and state,____________, with whom I am personally acquainted, and who made oath that the statements contained in the foregoing subscription agreement are true.

WITNESS MY HAND, at office, this __________ day of __________________, 2006.

____
Notary Public

My Commission Expires: __________________

[Corporation]

STATE OF ______________
COUNTY OF ______________

Personally appeared before me, an official Notary Public of the said county and state,____________, with whom I am personally acquainted, and who upon oath, acknowledged her/himself to be ___________ of __________________, the within named bargainor, a corporation, and that he as such ____________, made oath that the statements contained in the foregoing subscription agreement are true.

WITNESS MY HAND, at office, this __________ day of __________________, 2006.

____
Notary Public

My Commission Expires: __________________

[Partnership]

STATE OF ______________
COUNTY OF ______________

Personally appeared before me, an official Notary Public of the said county and state, ____________, with whom I am personally acquainted, and who upon oath, acknowledged her/himself to be a partner of __________________, the within named bargainor, a partnership, and that he as such partner, made oath that the statements contained in the foregoing subscription agreement are true.

WITNESS MY HAND, at office, this __________ day of ________________, 2006.

____
Notary Public

My Commission Expires: _________________